SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exchange Rate [Line Items]
Israeli CPI Points	101.1	101.8	101.2
Israeli CPI Points, Change in period	(0.7)	0.6	0.8
U.S. Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.215	3.456	3.748
Exchange rate, Change in period	(7.00%)	(7.80%)	8.10%
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.944	3.878	4.292
Exchange rate, Change in period	1.70%	(10.00%)	3.30%